SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
 17 — SUBSEQUENT EVENTS

The cancellation of the Company’s common stock on the London Stock Exchange’s AIM Market became effective January 3, 2014. On December 20, 2013, the shareholders approved the cancellation of admission to trading the Company’s common stock on the London Stock Exchange’s AIM Market.

On January 7, 2014, the Company received $1,350,000 from MBTH. As of December 31, 2013, this amount was recorded as a due from a related party.